Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

March 31, 2019

VDSC-QTLY-0519
1.830301.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.4%
Intelsat SA (a)(b)	69,668	$1,091,001
Ooma, Inc. (a)	4,021	53,238
		1,144,239
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (b)	8,372	124,324
Glu Mobile, Inc. (a)	146,267	1,600,161
World Wrestling Entertainment, Inc. Class A (b)	10,297	893,574
		2,618,059
Interactive Media & Services - 1.9%
Care.com, Inc. (a)	10,508	207,638
CarGurus, Inc. Class A (a)	41,455	1,660,687
Liberty TripAdvisor Holdings, Inc. (a)	97,030	1,376,856
MeetMe, Inc. (a)	64,522	324,546
Yelp, Inc. (a)	47,854	1,650,963
Zedge, Inc. (a)	8,694	15,475
		5,236,165
Media - 0.3%
A.H. Belo Corp. Class A	2,242	8,340
Gray Television, Inc. (a)	865	18,476
New Media Investment Group, Inc.	6,939	72,860
Nexstar Broadcasting Group, Inc. Class A	3,495	378,753
Sinclair Broadcast Group, Inc. Class A	5,165	198,749
Tegna, Inc.	6,966	98,221
The McClatchy Co. Class A (a)	1,923	9,615
		785,014

TOTAL COMMUNICATION SERVICES		9,783,477

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	108,311	1,549,930
Cooper-Standard Holding, Inc. (a)	5,443	255,603
Dana Holding Corp.	11,022	195,530
Stoneridge, Inc. (a)	5,069	146,291
Tenneco, Inc.	26,025	576,714
Tower International, Inc.	1,731	36,403
		2,760,471
Distributors - 0.6%
Core-Mark Holding Co., Inc.	44,757	1,661,827
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)	2,698	81,264
Chegg, Inc. (a)	17,764	677,164
K12, Inc. (a)	48,337	1,649,742
		2,408,170
Hotels, Restaurants & Leisure - 0.1%
Belmond Ltd. Class A (a)	848	21,141
Bloomin' Brands, Inc.	12,057	246,566
		267,707
Household Durables - 2.4%
Bassett Furniture Industries, Inc.	2,570	42,174
Flexsteel Industries, Inc.	14,471	335,582
Helen of Troy Ltd. (a)	13,350	1,548,066
iRobot Corp. (a)(b)	723	85,090
KB Home	63,270	1,529,236
La-Z-Boy, Inc.	49,272	1,625,483
M/I Homes, Inc. (a)	1,874	49,886
Taylor Morrison Home Corp. (a)	87,297	1,549,522
		6,765,039
Internet & Direct Marketing Retail - 0.8%
Etsy, Inc. (a)	33,284	2,237,342
Liberty Expedia Holdings, Inc. (a)	889	38,049
		2,275,391
Leisure Products - 0.7%
Johnson Outdoors, Inc. Class A	16,265	1,160,670
MCBC Holdings, Inc. (a)	29,433	664,303
		1,824,973
Specialty Retail - 2.9%
Aaron's, Inc. Class A	23,258	1,223,371
Abercrombie & Fitch Co. Class A	17,110	468,985
Bed Bath & Beyond, Inc. (b)	11,696	198,715
Citi Trends, Inc.	2,044	39,470
Conn's, Inc. (a)	9,229	210,975
DSW, Inc. Class A	40,143	891,977
Genesco, Inc. (a)	6,127	279,085
Group 1 Automotive, Inc.	3,023	195,588
Haverty Furniture Companies, Inc.	20,619	451,144
Hibbett Sports, Inc. (a)(b)	4,926	112,362
Office Depot, Inc.	394,250	1,431,128
Rent-A-Center, Inc. (a)	10,486	218,843
Sally Beauty Holdings, Inc. (a)	29,426	541,733
Shoe Carnival, Inc. (b)	25,386	863,886
Signet Jewelers Ltd.	27,916	758,199
Tilly's, Inc.	4,210	46,857
		7,932,318
Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc. (a)	54,683	1,408,087
Deckers Outdoor Corp. (a)	13,920	2,046,101
Fossil Group, Inc. (a)(b)	49,076	673,323
J.Jill, Inc.	3,356	18,424
Movado Group, Inc.	36,220	1,317,684
Rocky Brands, Inc.	3,726	89,275
		5,552,894

TOTAL CONSUMER DISCRETIONARY		31,448,790

CONSUMER STAPLES - 2.8%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	5,887	1,735,076
Food & Staples Retailing - 0.7%
Ingles Markets, Inc. Class A	28,647	791,230
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	16,763	200,318
United Natural Foods, Inc. (a)	37,046	489,748
Village Super Market, Inc. Class A (b)	3,321	90,763
Weis Markets, Inc. (b)	6,274	256,042
		1,828,101
Food Products - 0.0%
The Simply Good Foods Co. (a)	1,558	32,079
Personal Products - 1.5%
Edgewell Personal Care Co. (a)	36,888	1,619,014
MediFast, Inc. (b)	11,601	1,479,708
USANA Health Sciences, Inc. (a)	13,036	1,093,329
		4,192,051
Tobacco - 0.0%
Vector Group Ltd.	2,451	26,446

TOTAL CONSUMER STAPLES		7,813,753

ENERGY - 2.9%
Energy Equipment & Services - 0.5%
Archrock, Inc.	66,621	651,553
Frank's International NV (a)	11,834	73,489
Matrix Service Co. (a)	25,672	502,658
Natural Gas Services Group, Inc. (a)	3,379	58,490
SEACOR Holdings, Inc. (a)	3,999	169,078
		1,455,268
Oil, Gas & Consumable Fuels - 2.4%
Adams Resources & Energy, Inc.	1,451	56,676
Arch Coal, Inc.	14,029	1,280,427
Berry Petroleum Corp.	33,898	391,183
CONSOL Energy, Inc. (a)	1,039	35,555
Delek U.S. Holdings, Inc.	50,223	1,829,122
Gulfport Energy Corp. (a)	39,745	318,755
Overseas Shipholding Group, Inc. (a)	72,102	165,114
Peabody Energy Corp.	7,235	204,968
Southwestern Energy Co. (a)	183,081	858,650
W&T Offshore, Inc. (a)(b)	207,883	1,434,393
		6,574,843

TOTAL ENERGY		8,030,111

FINANCIALS - 15.4%
Banks - 6.3%
1st Source Corp.	2,203	98,937
BancFirst Corp.	24,885	1,297,753
BayCom Corp.	416	9,418
Cambridge Bancorp (b)	739	61,226
Capital City Bank Group, Inc.	474	10,324
Cathay General Bancorp	46,990	1,593,431
Chemical Financial Corp.	803	33,051
Codorus Valley Bancorp, Inc.	181	3,864
Community Bank System, Inc.	1,874	112,009
Community Trust Bancorp, Inc.	3,017	123,878
Financial Institutions, Inc.	7,392	200,915
First Bancorp, North Carolina	2,119	73,656
First Bancorp, Puerto Rico	155,610	1,783,291
First Financial Bankshares, Inc. (b)	5,112	295,371
First Interstate Bancsystem, Inc.	19,317	769,203
First Savings Financial Group, Inc.	244	13,188
Fulton Financial Corp.	100,758	1,559,734
Great Southern Bancorp, Inc.	11,190	580,761
Hancock Whitney Corp.	43,311	1,749,764
Hope Bancorp, Inc.	4,049	52,961
IBERIABANK Corp.	25,356	1,818,279
International Bancshares Corp.	39,948	1,519,222
Investors Bancorp, Inc.	94,428	1,118,972
Lakeland Financial Corp.	565	25,549
MVB Financial Corp.	909	13,862
National Bankshares, Inc.	322	13,798
OFG Bancorp	43,329	857,481
Old National Bancorp, Indiana	15,114	247,870
Pacific City Financial Corp.	656	11,447
Peapack-Gladstone Financial Corp.	2,939	77,061
Renasant Corp.	5,856	198,226
Republic Bancorp, Inc., Kentucky Class A	2,542	113,678
Sierra Bancorp	4,652	113,044
TowneBank	7,242	179,240
UMB Financial Corp.	6,528	418,053
WesBanco, Inc.	7,247	288,068
		17,436,585
Capital Markets - 2.2%
Artisan Partners Asset Management, Inc.	30,204	760,235
Blucora, Inc. (a)	40,197	1,341,776
Houlihan Lokey	7,194	329,845
INTL FCStone, Inc. (a)	26,895	1,042,450
Moelis & Co. Class A	10,945	455,421
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,263	397,143
Piper Jaffray Companies	7,026	511,704
Waddell & Reed Financial, Inc. Class A (b)	76,437	1,321,596
		6,160,170
Consumer Finance - 1.2%
CURO Group Holdings Corp. (a)	49,944	500,938
Enova International, Inc. (a)	62,588	1,428,258
LendingClub Corp. (a)	47,542	146,905
Nelnet, Inc. Class A	22,722	1,251,301
		3,327,402
Diversified Financial Services - 0.4%
Cannae Holdings, Inc. (a)	20,599	499,732
Marlin Business Services Corp.	13,754	295,711
On Deck Capital, Inc. (a)	42,802	231,987
		1,027,430
Insurance - 1.2%
Fednat Holding Co.	3,049	48,906
Goosehead Insurance	6,147	171,378
Health Insurance Innovations, Inc. (a)(b)	33,304	893,213
Horace Mann Educators Corp.	2,858	100,630
Kemper Corp.	2,599	197,888
National General Holdings Corp.	19,163	454,738
Primerica, Inc.	256	31,270
Selective Insurance Group, Inc.	14,237	900,917
Trupanion, Inc. (a)(b)	4,428	144,973
Universal Insurance Holdings, Inc.	14,838	459,978
		3,403,891
Mortgage Real Estate Investment Trusts - 0.6%
Cherry Hill Mortgage Investment Corp.	8,104	139,551
Ladder Capital Corp. Class A	91,214	1,552,462
		1,692,013
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	21,043	1,283,202
Thrifts & Mortgage Finance - 3.0%
BankFinancial Corp.	553	8,223
Essent Group Ltd. (a)	44,427	1,930,353
Farmer Mac Class C (non-vtg.)	5,730	415,024
First Defiance Financial Corp.	4,083	117,345
LendingTree, Inc. (a)(b)	5,300	1,863,268
MGIC Investment Corp. (a)	721	9,510
Northwest Bancshares, Inc.	73,814	1,252,624
Radian Group, Inc.	47,214	979,218
Southern Missouri Bancorp, Inc.	4	123
Walker & Dunlop, Inc.	28,800	1,466,208
Waterstone Financial, Inc.	20,304	334,204
		8,376,100

TOTAL FINANCIALS		42,706,793

HEALTH CARE - 17.2%
Biotechnology - 5.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	10,011	268,795
Acceleron Pharma, Inc. (a)	2,871	133,702
Achillion Pharmaceuticals, Inc. (a)	23,432	69,359
Acorda Therapeutics, Inc. (a)	16,305	216,693
Adverum Biotechnologies, Inc. (a)	27,962	146,521
Akebia Therapeutics, Inc. (a)	15,923	130,409
Allakos, Inc. (a)(b)	3,997	161,879
AMAG Pharmaceuticals, Inc. (a)(b)	13,848	178,362
Amicus Therapeutics, Inc. (a)	15,304	208,134
AnaptysBio, Inc. (a)	931	68,010
Arbutus Biopharma Corp. (a)	24,777	88,702
Ardelyx, Inc. (a)	40,608	113,702
Arena Pharmaceuticals, Inc. (a)	3,910	175,285
ArQule, Inc. (a)	11,052	52,939
Array BioPharma, Inc. (a)	39,272	957,451
Arrowhead Pharmaceuticals, Inc. (a)	8,197	150,415
Atara Biotherapeutics, Inc. (a)	2,682	106,610
Audentes Therapeutics, Inc. (a)	1,438	56,111
Avid Bioservices, Inc. (a)	2,532	10,761
Bellicum Pharmaceuticals, Inc. (a)	15,167	51,113
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,582	81,426
Biospecifics Technologies Corp. (a)	2,871	178,949
Blueprint Medicines Corp. (a)	3,926	314,276
CareDx, Inc. (a)	8,729	275,138
ChemoCentryx, Inc. (a)	14,892	206,850
Chimerix, Inc. (a)	66,881	140,450
Clovis Oncology, Inc. (a)	1,632	40,506
CTI BioPharma Corp. (a)	13,869	13,456
CytomX Therapeutics, Inc. (a)	14,835	159,476
Denali Therapeutics, Inc. (a)	440	10,217
Eagle Pharmaceuticals, Inc. (a)	4,448	224,580
Editas Medicine, Inc. (a)(b)	1,825	44,621
Emergent BioSolutions, Inc. (a)	9,889	499,592
Enanta Pharmaceuticals, Inc. (a)	4,043	386,187
Esperion Therapeutics, Inc. (a)	264	10,600
Fate Therapeutics, Inc. (a)	14,022	246,367
FibroGen, Inc. (a)	7,829	425,506
Five Prime Therapeutics, Inc. (a)	1,239	16,603
Genomic Health, Inc. (a)	6,237	436,902
Global Blood Therapeutics, Inc. (a)	4,532	239,879
GTx, Inc. (a)(b)	29,016	34,819
Halozyme Therapeutics, Inc. (a)	26,960	434,056
Heron Therapeutics, Inc. (a)	4,137	101,108
ImmunoGen, Inc. (a)	5,729	15,526
Immunomedics, Inc. (a)(b)	12,679	243,564
Inovio Pharmaceuticals, Inc. (a)(b)	5,201	19,400
Insmed, Inc. (a)	5,648	164,187
Intercept Pharmaceuticals, Inc.(a)	1,807	202,131
Invitae Corp. (a)	15,242	356,968
Ironwood Pharmaceuticals, Inc. Class A (a)	29,066	393,263
Kadmon Holdings, Inc. (a)	10,884	28,734
Kiniksa Pharmaceuticals Ltd.	2,495	45,060
Kura Oncology, Inc. (a)	3,878	64,336
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,682	211,444
MeiraGTx Holdings PLC	1,745	30,066
Mirati Therapeutics, Inc. (a)	1,142	83,709
Momenta Pharmaceuticals, Inc. (a)	3,503	50,899
Myriad Genetics, Inc. (a)	14,445	479,574
Natera, Inc. (a)	10,883	224,407
NewLink Genetics Corp. (a)(b)	50,052	96,600
Novavax, Inc. (a)(b)	161,769	89,119
Opko Health, Inc. (a)(b)	8,388	21,893
Palatin Technologies, Inc. (a)	123,990	121,535
PDL BioPharma, Inc. (a)	55,082	204,905
Pfenex, Inc. (a)	10,793	66,701
Pieris Pharmaceuticals, Inc. (a)	40	134
Portola Pharmaceuticals, Inc. (a)(b)	4,614	160,106
Principia Biopharma, Inc.	1,077	36,618
Prothena Corp. PLC (a)	16,235	196,931
PTC Therapeutics, Inc. (a)(b)	11,324	426,235
Puma Biotechnology, Inc. (a)	632	24,515
Ra Pharmaceuticals, Inc. (a)	8,590	192,416
REGENXBIO, Inc. (a)	6,650	381,112
Repligen Corp. (a)	7,574	447,472
Retrophin, Inc. (a)	6,269	141,867
Sangamo Therapeutics, Inc. (a)	3,773	35,994
Seres Therapeutics, Inc. (a)	1,581	10,861
Spark Therapeutics, Inc. (a)	1,374	156,471
Surface Oncology, Inc.	1,731	8,257
TG Therapeutics, Inc. (a)(b)	33,548	269,726
Ultragenyx Pharmaceutical, Inc. (a)	4,988	345,968
Vanda Pharmaceuticals, Inc. (a)	5,611	103,242
Veracyte, Inc. (a)	14,042	351,331
Verastem, Inc. (a)(b)	12,366	36,603
Vericel Corp. (a)	7,567	132,498
Vital Therapies, Inc. (a)(b)	77,672	15,309
Voyager Therapeutics, Inc. (a)	5,163	98,820
Xencor, Inc. (a)	2,975	92,404
Zafgen, Inc. (a)	22,122	60,614
		14,806,042
Health Care Equipment & Supplies - 3.9%
Angiodynamics, Inc. (a)	69,977	1,599,674
CONMED Corp.	2,934	244,050
Haemonetics Corp. (a)	20,276	1,773,744
Inspire Medical Systems, Inc.	1,930	109,585
Integer Holdings Corp. (a)	11,554	871,403
LivaNova PLC (a)	5,775	561,619
Meridian Bioscience, Inc.	77,308	1,361,394
Novocure Ltd. (a)(b)	6,398	308,192
Orthofix International NV (a)	26,105	1,472,583
Staar Surgical Co. (a)	11,131	380,569
SurModics, Inc. (a)	24,008	1,043,868
Tandem Diabetes Care, Inc. (a)	14,910	946,785
		10,673,466
Health Care Providers & Services - 4.7%
Amedisys, Inc. (a)	14,318	1,764,837
American Renal Associates Holdings, Inc. (a)	2,676	16,431
Brookdale Senior Living, Inc. (a)	7,105	46,751
Capital Senior Living Corp. (a)	4,464	17,811
Corvel Corp. (a)	19,031	1,241,582
Guardant Health, Inc. (b)	550	42,185
Magellan Health Services, Inc. (a)	6,825	449,904
National Healthcare Corp.	18,645	1,414,783
National Research Corp. Class A	947	36,554
Patterson Companies, Inc. (b)	70,966	1,550,607
Providence Service Corp.	17,548	1,169,048
RadNet, Inc. (a)	94,872	1,175,464
Select Medical Holdings Corp. (a)	49,395	695,976
Tenet Healthcare Corp. (a)	48,944	1,411,545
The Ensign Group, Inc.	4,577	234,297
Tivity Health, Inc. (a)	55,735	978,707
Triple-S Management Corp. (a)	22,691	517,809
U.S. Physical Therapy, Inc.	1,155	121,310
		12,885,601
Health Care Technology - 1.9%
Allscripts Healthcare Solutions, Inc. (a)	141,573	1,350,606
HealthStream, Inc.	17,902	502,330
HMS Holdings Corp. (a)	55,658	1,648,033
Medidata Solutions, Inc. (a)	2,630	192,621
Nextgen Healthcare, Inc. (a)	85,228	1,434,387
		5,127,977
Life Sciences Tools & Services - 0.5%
Cambrex Corp. (a)	1,034	40,171
Codexis, Inc. (a)	632	12,975
Fluidigm Corp. (a)	14,392	191,270
Luminex Corp.	11,164	256,884
Medpace Holdings, Inc. (a)	5,727	337,721
Nanostring Technologies, Inc. (a)	9,101	217,787
NeoGenomics, Inc. (a)	3,965	81,124
Syneos Health, Inc. (a)	5,886	304,659
		1,442,591
Pharmaceuticals - 0.9%
Aerie Pharmaceuticals, Inc. (a)	1,910	90,725
Akorn, Inc. (a)	4,466	15,720
Amneal Pharmaceuticals, Inc. (a)	3,369	47,739
Corcept Therapeutics, Inc. (a)(b)	7,260	85,232
Endo International PLC (a)	41,861	336,144
Horizon Pharma PLC (a)	19,038	503,174
Innoviva, Inc. (a)	566	7,941
Mallinckrodt PLC (a)(b)	19,077	414,734
MyoKardia, Inc. (a)(b)	2,061	107,151
Pacira Pharmaceuticals, Inc. (a)	2,776	105,655
Phibro Animal Health Corp. Class A	7,533	248,589
Prestige Brands Holdings, Inc. (a)(b)	3,055	91,375
Reata Pharmaceuticals, Inc. (a)	1,138	97,265
Supernus Pharmaceuticals, Inc. (a)	3,911	137,041
The Medicines Company (a)(b)	4,260	119,067
Zogenix, Inc. (a)	3,022	166,240
		2,573,792

TOTAL HEALTH CARE		47,509,469

INDUSTRIALS - 13.5%
Aerospace & Defense - 1.4%
AAR Corp.	31,660	1,029,267
Astronics Corp. (a)	26,800	876,896
Moog, Inc. Class A	20,473	1,780,127
Vectrus, Inc. (a)	3,365	89,475
		3,775,765
Building Products - 0.3%
Advanced Drain Systems, Inc. Del	13,355	344,158
NCI Building Systems, Inc. (a)	14,152	87,176
Universal Forest Products, Inc.	11,148	333,214
		764,548
Commercial Services & Supplies - 4.0%
ACCO Brands Corp.	20,593	176,276
Brady Corp. Class A	36,414	1,689,974
Deluxe Corp.	15,725	687,497
Evoqua Water Technologies Corp. (a)	9,185	115,547
Herman Miller, Inc.	48,449	1,704,436
Kimball International, Inc. Class B	80,021	1,131,497
Knoll, Inc.	9,831	185,904
MSA Safety, Inc.	6,502	672,307
Pitney Bowes, Inc. (b)	151,885	1,043,450
Quad/Graphics, Inc. (b)	60,890	724,591
SP Plus Corp. (a)	5,515	188,172
Steelcase, Inc. Class A	88,178	1,282,990
Tetra Tech, Inc.	11,368	677,419
UniFirst Corp.	3,933	603,716
VSE Corp.	5,069	160,079
		11,043,855
Construction & Engineering - 1.1%
Argan, Inc.	2,985	149,101
EMCOR Group, Inc.	27,474	2,007,800
KBR, Inc.	35,389	675,576
Primoris Services Corp.	11,183	231,264
		3,063,741
Electrical Equipment - 0.7%
Encore Wire Corp.	918	52,528
EnerSys	5,983	389,852
Enphase Energy, Inc. (a)(b)	15,533	143,370
Generac Holdings, Inc. (a)	20,544	1,052,469
Preformed Line Products Co.	4,554	241,772
Vicor Corp. (a)	2,694	83,568
		1,963,559
Machinery - 1.1%
Global Brass & Copper Holdings, Inc.	22,665	780,583
Gorman-Rupp Co.	2,641	89,636
Hillenbrand, Inc.	1,781	73,965
Hurco Companies, Inc.	9,418	379,828
Hyster-Yale Materials Handling Class A	7,861	490,212
L.B. Foster Co. Class A (a)	2,146	40,388
Park-Ohio Holdings Corp.	538	17,420
Woodward, Inc.	13,037	1,237,081
		3,109,113
Professional Services - 3.8%
Barrett Business Services, Inc.	9,376	725,046
Heidrick & Struggles International, Inc.	34,034	1,304,523
Insperity, Inc.	16,618	2,054,982
Kelly Services, Inc. Class A (non-vtg.)	21,095	465,356
Kforce, Inc.	43,122	1,514,445
Korn Ferry	19,880	890,226
Navigant Consulting, Inc.	6,308	122,817
Resources Connection, Inc.	83,796	1,385,986
TriNet Group, Inc. (a)	29,711	1,774,935
TrueBlue, Inc. (a)	13,524	319,707
		10,558,023
Road & Rail - 0.0%
ArcBest Corp.	4,204	129,441
Trading Companies & Distributors - 1.1%
BMC Stock Holdings, Inc. (a)	6,510	115,032
Kaman Corp.	4,128	241,240
Rush Enterprises, Inc. Class A	39,255	1,641,252
Systemax, Inc.	16,393	371,138
Triton International Ltd.	18,706	581,757
		2,950,419

TOTAL INDUSTRIALS		37,358,464

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.6%
ADTRAN, Inc.	3,158	43,265
Calix Networks, Inc. (a)	132,260	1,018,402
Ciena Corp. (a)	54,166	2,022,558
Communications Systems, Inc.	2,972	7,876
Comtech Telecommunications Corp.	13,931	323,478
Digi International, Inc. (a)	5,621	71,218
Finisar Corp. (a)	2,901	67,216
NETGEAR, Inc. (a)	20,149	667,335
Plantronics, Inc.	2,128	98,122
		4,319,470
Electronic Equipment & Components - 4.4%
Anixter International, Inc. (a)	13,481	756,419
Belden, Inc.	23,144	1,242,833
Benchmark Electronics, Inc.	28,018	735,473
Fabrinet (a)	11,487	601,459
Fitbit, Inc. (a)(b)	23,672	140,138
Insight Enterprises, Inc. (a)	22,841	1,257,625
Kimball Electronics, Inc. (a)	32,271	499,878
PC Connection, Inc.	4,241	155,517
Plexus Corp. (a)	4,548	277,201
ScanSource, Inc. (a)	21,790	780,518
SYNNEX Corp.	20,430	1,948,818
Tech Data Corp. (a)	19,219	1,968,218
TTM Technologies, Inc. (a)(b)	19,238	225,662
Vishay Intertechnology, Inc.	85,150	1,572,721
		12,162,480
IT Services - 3.6%
CACI International, Inc. Class A (a)	11,210	2,040,444
CSG Systems International, Inc.	39,280	1,661,544
Endurance International Group Holdings, Inc. (a)	2,332	16,907
EVERTEC, Inc.	54,970	1,528,716
Maximus, Inc.	25,948	1,841,789
Presidio, Inc.	5,026	74,385
Science Applications International Corp.	16,604	1,277,678
Sykes Enterprises, Inc. (a)	53,651	1,517,250
		9,958,713
Semiconductors & Semiconductor Equipment - 2.5%
Alpha & Omega Semiconductor Ltd. (a)	2,546	29,304
Amkor Technology, Inc. (a)	154,678	1,320,950
Cirrus Logic, Inc. (a)	38,063	1,601,310
Integrated Device Technology, Inc. (a)	11,200	548,688
Lattice Semiconductor Corp. (a)	52,151	622,161
Rambus, Inc. (a)	89,290	933,081
Rudolph Technologies, Inc. (a)	18,264	416,419
Synaptics, Inc. (a)	31,636	1,257,531
		6,729,444
Software - 5.0%
8x8, Inc. (a)	10,229	206,626
Agilysys, Inc. (a)	5,796	122,701
Alarm.com Holdings, Inc. (a)	7,102	460,920
Altair Engineering, Inc. Class A (a)	6,396	235,437
Alteryx, Inc. Class A (a)(b)	10,030	841,216
American Software, Inc. Class A	754	9,010
Benefitfocus, Inc. (a)	600	29,712
Blackbaud, Inc.	1,687	134,505
Box, Inc. Class A (a)	2,854	55,111
CommVault Systems, Inc. (a)	17,678	1,144,474
eGain Communications Corp. (a)	986	10,304
Ellie Mae, Inc. (a)	1,863	183,859
HubSpot, Inc. (a)	5,548	922,133
j2 Global, Inc.	1,926	166,792
MicroStrategy, Inc. Class A (a)	270	38,948
MobileIron, Inc. (a)	17,569	96,102
Monotype Imaging Holdings, Inc.	7,132	141,855
Progress Software Corp.	43,887	1,947,266
Q2 Holdings, Inc. (a)	11,401	789,633
QAD, Inc. Class A	4,350	187,355
SailPoint Technologies Holding, Inc. (a)	2,307	66,257
The Trade Desk, Inc. (a)(b)	4,800	950,160
TiVo Corp.	11,826	110,218
Upwork, Inc.	592	11,331
Verint Systems, Inc. (a)	27,966	1,674,045
Workiva, Inc. (a)	14,206	720,244
Yext, Inc. (a)	77,097	1,685,340
Zix Corp. (a)	16,506	113,561
Zscaler, Inc. (a)(b)	12,135	860,736
		13,915,851
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc. (a)	3,740	27,863
Immersion Corp. (a)	13,203	111,301
Stratasys Ltd. (a)(b)	9,166	218,334
		357,498

TOTAL INFORMATION TECHNOLOGY		47,443,456

MATERIALS - 5.4%
Chemicals - 2.4%
FutureFuel Corp.	61,108	818,847
Kraton Performance Polymers, Inc. (a)	46,498	1,496,306
Minerals Technologies, Inc.	4,463	262,380
PolyOne Corp.	31,083	911,043
Stepan Co.	17,417	1,524,336
Tredegar Corp.	1,419	22,903
Trinseo SA	19,201	869,805
Tronox Holdings PLC	65,177	857,078
		6,762,698
Containers & Packaging - 0.5%
Greif, Inc.:
Class A	3,542	146,108
Class B	215	10,511
Myers Industries, Inc.	70,632	1,208,514
		1,365,133
Metals & Mining - 1.1%
Atkore International Group, Inc. (a)	66,058	1,422,229
Materion Corp.	2,740	156,344
Schnitzer Steel Industries, Inc. Class A	2,625	63,000
SunCoke Energy, Inc.	30,934	262,630
Warrior Metropolitan Coal, Inc.	35,190	1,069,776
		2,973,979
Paper & Forest Products - 1.4%
Boise Cascade Co.	10,830	289,811
Louisiana-Pacific Corp. (b)	74,077	1,805,997
Schweitzer-Mauduit International, Inc.	36,314	1,406,078
Verso Corp. (a)	14,755	316,052
		3,817,938

TOTAL MATERIALS		14,919,748

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.4%
American Assets Trust, Inc.	19,506	894,545
Americold Realty Trust (b)	58,850	1,795,514
Ashford Hospitality Trust, Inc.	4,753	22,577
Braemar Hotels & Resorts, Inc.	6,358	77,631
Chatham Lodging Trust	2,516	48,408
Chesapeake Lodging Trust	40,036	1,113,401
Corrections Corp. of America	73,953	1,438,386
DiamondRock Hospitality Co.	91,196	987,653
EastGroup Properties, Inc.	927	103,490
Kite Realty Group Trust	3,529	56,429
Lexington Corporate Properties Trust	62,824	569,185
New Senior Investment Group, Inc.	13,369	72,861
Piedmont Office Realty Trust, Inc. Class A	5,364	111,839
PS Business Parks, Inc.	2,152	337,498
Rexford Industrial Realty, Inc.	4,582	164,081
RLJ Lodging Trust	97,603	1,714,885
Ryman Hospitality Properties, Inc.	19,425	1,597,512
Spirit MTA REIT	2,170	14,083
Sunstone Hotel Investors, Inc.	124,575	1,793,880
The GEO Group, Inc.	10,305	197,856
Xenia Hotels & Resorts, Inc.	82,012	1,796,883
		14,908,597
Real Estate Management & Development - 0.2%
Gyrodyne LLC (a)	137	2,467
Kennedy-Wilson Holdings, Inc.	15,820	338,390
Marcus & Millichap, Inc. (a)	2,465	100,399
Maui Land & Pineapple, Inc. (a)	1,949	22,277
Newmark Group, Inc.	18,725	156,167
RE/MAX Holdings, Inc.	537	20,696
		640,396

TOTAL REAL ESTATE		15,548,993

UTILITIES - 2.4%
Electric Utilities - 1.5%
Allete, Inc.	23,883	1,963,899
IDACORP, Inc.	1,108	110,290
Otter Tail Corp.	2,639	131,475
Portland General Electric Co.	39,651	2,055,508
		4,261,172
Independent Power and Renewable Electricity Producers - 0.9%
Atlantic Power Corp. (a)	37,651	94,880
NRG Yield, Inc.:
Class A	77,671	1,129,336
Class C	1,942	29,344
Pattern Energy Group, Inc.	50,701	1,115,422
		2,368,982
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	968	68,157

TOTAL UTILITIES		6,698,311

TOTAL COMMON STOCKS
(Cost $250,497,438)		269,261,365
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.45% 9/12/19 (c)
(Cost $494,505)	500,000	494,609
	Shares	Value

Money Market Funds - 10.5%
Fidelity Cash Central Fund, 2.48% (d)	6,818,736	$6,820,100
Fidelity Securities Lending Cash Central Fund 2.48% (d)(e)	22,262,337	22,264,564
TOTAL MONEY MARKET FUNDS
(Cost $29,084,634)		29,084,664
TOTAL INVESTMENT IN SECURITIES - 108.0%
(Cost $280,076,577)		298,840,638
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(22,214,542)
NET ASSETS - 100%		$276,626,096

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	97	June 2019	$7,487,430	$(5,828)	$(5,828)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $400,633.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,069
Fidelity Securities Lending Cash Central Fund	13,299
Total	$43,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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